Restricted financial assets (Detail) - USD ($) $ in Millions		Dec. 31, 2020	Dec. 31, 2019
Financial assets pledged as collateral
Financial assets at fair value held for trading		$ 64,367	$ 56,415
of which: assets pledged as collateral which may be sold or repledged by counterparties		47,098	41,285
Loans and advances to customers		20,361	18,399
of which: mortgage loans	[1]	18,191	18,399
Financial assets at fair value not held for trading		2,140	188
of which: assets pledged as collateral that may be sold or repledged by counterparties		2,140	188
Debt securities classified as Other financial assets measured at amortized cost		2,506	1,212
of which: assets pledged as collateral that may be sold or repledged by counterparties		2,506	1,212
Financial assets measured at fair value through other comprehensive income		149	0
of which: assets pledged as collateral that may be sold or repledged by counterparties		149	0
Total financial assets pledged as collateral	[2]	89,523	76,215
Other restricted financial assets
Loans and advances to banks		3,730	3,131
Financial assets at fair value held for trading		741	242
Cash collateral receivables on derivative instruments		3,765	2,986
Loans and advances to customers		756	620
Financial assets at fair value not held for trading		23,243	29,676
Financial assets measured at fair value through other comprehensive income		0	176
Other		110	379
Total other restricted financial assets		32,345	37,210
Total financial assets pledged and other restricted financial assets		121,868	113,425
Pledged mortgage loans that could be withdrawn or used		2,700	6,300
Assets placed with central banks related to undrawn credit lines and for payment, clearing and settlement purposes		1,300	600
UBS AG
Financial assets pledged as collateral
Financial assets at fair value held for trading		64,418	56,548
of which: assets pledged as collateral which may be sold or repledged by counterparties		47,098	41,285
Loans and advances to customers		20,361	18,399
of which: mortgage loans	[3]	18,191	18,399
Financial assets at fair value not held for trading		2,140	188
of which: assets pledged as collateral that may be sold or repledged by counterparties		2,140	188
Debt securities classified as Other financial assets measured at amortized cost		2,506	1,212
of which: assets pledged as collateral that may be sold or repledged by counterparties		2,506	1,212
Financial assets measured at fair value through other comprehensive income		149	0
of which: assets pledged as collateral that may be sold or repledged by counterparties		149	0
Total financial assets pledged as collateral	[4]	89,574	76,347
Other restricted financial assets
Loans and advances to banks		3,730	2,353
Financial assets at fair value held for trading		741	242
Cash collateral receivables on derivative instruments		3,765	2,986
Loans and advances to customers		756	620
Financial assets at fair value not held for trading		22,917	29,368
Financial assets measured at fair value through other comprehensive income		0	176
Other		110	382
Total other restricted financial assets		32,019	36,126
Total financial assets pledged and other restricted financial assets		121,593	112,474
Pledged mortgage loans that could be withdrawn or used		2,700	6,300
Assets placed with central banks related to undrawn credit lines and for payment, clearing and settlement purposes		$ 1,300	$ 600

[1]
All related to mortgage loans that serve as collateral for existing liabilities toward Swiss central mortgage institutions and for existing covered bond issuances. Of these pledged mortgage loans, approximately USD 2.7 billion for 31 December 2020 (31 December 2019: approximately USD 6.3 billion) could be withdrawn or used for future liabilities or covered bond issuances without breaching existing collateral requirements

[2]
Does not include assets placed with central banks related to undrawn credit lines and for payment, clearing and settlement purposes (31 December 2020: USD 1.3 billion; 31 December 2019: USD 0.6 billion).

[3]
All related to mortgage loans that serve as collateral for existing liabilities toward Swiss central mortgage institutions and for existing covered bond issuances. Of these pledged mortgage loans, approximately USD 2.7 billion for 31 December 2020 (31 December 2019: approximately USD 6.3 billion) could be withdrawn or used for future liabilities or covered bond issuances without breaching existing collateral requirements

[4]
Does not include assets placed with central banks related to undrawn credit lines and for payment, clearing and settlement purposes (31 December 2020: USD 1.3 billion; 31 December 2019: USD 0.6 billion).